1. Summary of Significant Accounting Policies (Details - Amortization)	Sep. 30, 2017 USD ($)
Customer Relationships [Member]
Future amortization, 2018	$ 11,225
Future amortization, 2019	11,225
Future amortization	22,450
Proprietary Content [Member]
Future amortization, 2018	65,638
Future amortization, 2019	65,638
Future amortization, 2020	65,638
Future amortization, 2021	65,638
Future amortization, 2022	65,638
Future amortization, thereafter	65,634
Future amortization	393,824
Noncompete Agreements [Member]
Future amortization, 2018	5,260
Future amortization, 2019	5,260
Future amortization, 2020	5,260
Future amortization	$ 15,780